Related Party Transactions (Details) - USD ($)			9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 23, 2021	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 18, 2024	Sep. 21, 2023	Jun. 14, 2023	Mar. 14, 2023
Related Party Transactions [Line Items]
Shares issued (in Shares)	1,846,250		1,846,250	1,846,250	1,846,250
Shares outstanding (in Shares)	1,846,250		1,846,250	1,846,250	1,846,250
Converted amount			$ 600,000	$ 600,000
Deposit				$ 575,000			$ 100,000
Deposit amount per share (in Dollars per share)				$ 0.1
Extension aggregate			$ 1,725,000	$ 1,725,000
Extension aggregate per share (in Dollars per share)			$ 0.3	$ 0.3
Working capital and extension loans	$ 2,756,000		$ 2,756,000	$ 1,791,000	$ 320,000
Monthly fee	25,000		25,000	25,000
General and administrative services amount	25,000			$ 0	$ 300,000
Deposit into the trust account	100,000		$ 100,000
Trust account per share (in Dollars per share)			$ 0.1	$ 0.1
Aggregate amount				$ 2,012,500
Business Combination [Member]
Related Party Transactions [Line Items]
Purchase price per share (in Dollars per share)				$ 9.2
Deposit into the trust account						$ 50,000		$ 575,000	$ 575,000
Trust account per share (in Dollars per share)			$ 0.1
Maxim Group LLC [Member]
Related Party Transactions [Line Items]
Business combination, term			12 months
Sponsor [Member]
Related Party Transactions [Line Items]
Deposit into the trust account	$ 575,000		$ 575,000
Insider shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)		1,437,500		1,437,500	1,437,500
Aggregate purchase price		$ 25,874
Purchase price per share (in Dollars per share)		$ 0.018
Shares outstanding (in Shares)				1,437,500	1,437,500
Working Capital and Extension Loans [Member]
Related Party Transactions [Line Items]
Conversion price (in Dollars per share)	$ 10		$ 10	$ 10
Aggregate amount			$ 1,725,000
Private Units [Member]
Related Party Transactions [Line Items]
Conversion price (in Dollars per share)	$ 10		$ 10	$ 10
Convertible debt	$ 1,725,000		$ 1,725,000	$ 1,725,000
Representative Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)	57,500		57,500	57,500
Insider shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)	1,437,500	1,437,500	1,437,500	1,437,500
Aggregate purchase price		$ 25,874
Purchase price per share (in Dollars per share)		$ 0.018
Shares outstanding (in Shares)	1,437,500		1,437,500	1,437,500